SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Contract with Customer, Contract Asset
The following table summarizes our contract assets:

as of December 31 (in millions)	2020	2019
Contract manufacturing services	$47	$36
Software sales	40	43
Bundled equipment and consumable medical products contracts	47	52
Contract assets	$134	$131
The following table summarizes the classification of contract assets and contract liabilities as reported in the consolidated balance sheet:

as of December 31 (in millions)	2020	2019
Accounts receivable, net	$70	$63
Other non-current assets	64	68
Contract assets	$134	$131

Accounts payable and accrued liabilities	$32	$—
Other non-current liabilities	34	12
Contract liabilities	$66	$12

Disaggregation of Revenue
The following tables disaggregate our net sales from contracts with customers by product category between the U.S. and international:

	2020			2019			2018
years ended December 31 (in millions)	U.S.	International	Total	U.S.	International	Total	U.S.	International	Total
Renal Care[1]	$848	$2,909	$3,757	$791	$2,848	$3,639	$816	$2,835	$3,651
Medication Delivery[2]	1,738	953	2,691	1,762	977	2,739	1,652	974	2,626
Pharmaceuticals[3]	849	1,249	2,098	904	1,215	2,119	976	1,091	2,067
Clinical Nutrition[4]	330	580	910	308	552	860	313	554	867
Advanced Surgery[5]	516	370	886	533	342	875	465	332	797
Acute Therapies[6]	286	454	740	184	351	535	174	341	515
BioPharma Solutions[7]	234	252	486	257	212	469	244	205	449
Other[8]	77	28	105	87	39	126	83	44	127
Total Baxter	$4,878	$6,795	$11,673	$4,826	$6,536	$11,362	$4,723	$6,376	$11,099
[1]    Renal Care includes sales of our peritoneal dialysis (PD), hemodialysis (HD) and additional dialysis therapies and services.
[2]    Medication Delivery includes sales of our IV therapies, infusion pumps, administration sets and drug reconstitution devices.
[3]    Pharmaceuticals includes sales of our premixed and oncology drug platforms, inhaled anesthesia and critical care products and pharmacy compounding services.
[4]    Clinical Nutrition includes sales of our parenteral nutrition (PN) therapies and related products.
[5]    Advanced Surgery includes sales of our biological products and medical devices used in surgical procedures for hemostasis, tissue sealing and adhesion prevention.
[6]    Acute Therapies includes sales of our continuous renal replacement therapies (CRRT) and other organ support therapies focused in the intensive care unit (ICU).
[7]    BioPharma Solutions includes sales of contracted services we provide to various pharmaceutical and biopharmaceutical companies.
[8] Other includes sales of miscellaneous product and service offerings.
Schedule of New Accounting Standards
The following table summarizes the allowance for doubtful accounts.

years ended December 31 (in millions)	2020	2019
Balance at beginning of period	$112	$110
Adoption of new accounting standard	4	—
Charged to costs and expenses	11	12
Write-offs	(4)	(8)
Currency translation adjustments	2	(2)
Balance at end of period	$125	$112